Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill [Roll Forward]
Schedule of Changes in Carrying Amount of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 were as follows:

Amounts
RMB
Balance as of December 31, 2014	—
Additions	17,491,786
Deconsolidation and disposal of subsidiaries	(1,509,786)
Balance as of December 31, 2015	15,982,000
Deconsolidation and disposal of subsidiaries	(78,323)
Balance as of December 31, 2016	15,903,677